                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03-31-2009

Check here if Amendment [_]; Amendment Number:
                                               ---------------------
   This Amendment (Check only one.):  [_] is a restatement.
                                      [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     DSM Capital Partners
Address:  320 East Main Street
          Mount Kisco, NY 10549

Form 13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Stephen E. Memishian
Title:    Managing Partner
Phone:    914-242-1900

Signature, Place, and Date of Signing:


  /s/ Stephen E. Memishian           Mount Kisco, NY              05/13/09
---------------------------   -----------------------------   ------------------
        [Signature]                   [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number    Name
    28-
    ----------------------  ----------------------------------------------------
    [Repeat as necessary.]

Report Summary:

Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                 68

Form 13F Information Table Value Total:  1,191,143,000.000
                                         -----------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    NONE

    [Repeat as necessary.]

                                    FORM 13F

                                As of: 03/31/2009

                                                                  (SEC USE ONLY)

Page 1 of 1           Name of Reporting Manager: DSM Capital Partners

           ITEM 1:         ITEM 2:  ITEM 3:      ITEM 4:    ITEM 5:            ITEM 6:         ITEM 7:            ITEM 8:
---------------------------------------------------------------------------------------------------------------------------------
                                                                      Investment Discretion             Voting Authority (Shares)
                                                                                 b)
                                                                               Shared
                                                                                  as
                            Title                          Shares of           defined   c)   Managers
                             of       CUSIP   Fair Market  Principal              in   Shared   see
     Name of Issuer         Class    Number      Value      Amount    a) Sole  Inst. V Other  instr. V a) Sole b)Shared   c)None
---------------------------------------------------------------------------------------------------------------------------------
Adobe                      Common
                           Stocks  00724F101 17,637,038.94   824,546   824,546    0      0             307,650     0      516,896
Allergan                   Common
                           Stocks  018490102 52,545,170.00 1,100,192 1,100,192    0      0             414,401     0      685,791
Amazon.com                 Common
                           Stocks  023135106 30,715,032.20   418,233   418,233    0      0             158,248     0      259,985
Apple Computer             Common
                           Stocks  037833100 15,871,122.84   150,981   150,981    0      0              57,545     0       93,436
Automatic Data Processing  Common
                           Stocks  053015103 24,043,427.76   683,829   683,829    0      0             259,113     0      424,716
Baidu Inc.                 ADR     056752108       340,838     1,930     1,930    0      0                   0     0        1,930
Beckman Coulter            Common
                           Stocks  075811109    964,599.10    18,910    18,910    0      0                   0     0       18,910
C. R. Bard                 Common
                           Stocks  067383109 47,625,445.72   597,409   597,409    0      0             218,291     0      379,118
Caci International         Common
                           Stocks  127190304    576,359.55    15,795    15,795    0      0                   0     0       15,795
Celgene                    Common
                           Stocks  151020104 97,549,330.40 2,197,057 2,197,057    0      0             842,956     0    1,354,101
Charles Schwab             Common
                           Stocks  808513105 34,399,119.50 2,219,298 2,219,298    0      0             835,113     0    1,384,185
Chattem                    Common
                           Stocks  162456107    615,989.50    10,990    10,990    0      0                   0     0       10,990
Cisco Systems              Common
                           Stocks  17275R102 29,529,303.74 1,760,841 1,760,841    0      0             667,354     0    1,093,487
Cognizant Technology
 Solutions                 Common
                           Stocks  192446102       675,675    32,500    32,500    0      0                   0     0       32,500
Colgate-Palmolive Company  Common
                           Stocks  194162103  1,681,519.80    28,510    28,510    0      0               7,600     0       20,910
Conceptus, Inc.            Common
                           Stocks  206016107    876,726.25    74,615    74,615    0      0                   0     0       74,615
Cubist Pharmaceuticals     Common
                           Stocks  229678107    831,824.20    50,845    50,845    0      0                   0     0       50,845
CVS Caremark               Common
                           Stocks  126650100 39,872,430.03 1,450,434 1,450,434    0      0             547,562     0      902,872
DaVita Inc.                Common
                           Stocks  23918K108     1,186,650    27,000    27,000    0      0                   0     0       27,000
Devry                      Common
                           Stocks  251893103  1,041,892.50    21,625    21,625    0      0                   0     0       21,625
DG Fastchannel             Common
                           Stocks  23326R109    481,450.50    25,650    25,650    0      0                   0     0       25,650
Dun & Bradstreet           Common
                           Stocks  26483E100       992,915    12,895    12,895    0      0                   0     0       12,895
Expeditors International   Common
                           Stocks  302130109    261,258.15     9,235     9,235    0      0                   0     0        9,235
F5 Networks                Common
                           Stocks  315616102  1,200,644.50    57,310    57,310    0      0                   0     0       57,310
FLIR Systems               Common
                           Stocks  302445101    355,942.40    17,380    17,380    0      0                   0     0       17,380
Genoptix                   Common
                           Stocks  37243V100    972,668.40    35,655    35,655    0      0                   0     0       35,655
Gen-Probe Inc.             Common
                           Stocks  36866T103 47,873,449.28 1,050,317 1,050,317    0      0             376,451     0      673,866
Genzyme                    Common
                           Stocks  372917104 87,684,524.47 1,476,419 1,476,419    0      0             562,562     0      913,857
Google                     Common
                           Stocks  38259P508 61,853,742.56   177,710   177,710    0      0              67,886     0      109,824
Harris Corp.               Common
                           Stocks  413875105  1,126,489.50    38,925    38,925    0      0                   0     0       38,925
Henry Schein               Common
                           Stocks  806407102  1,443,439.05    36,095    36,095    0      0                   0     0       36,095
Icon PLC                   Common
                           Stocks  45103T107    764,702.50    47,350    47,350    0      0                   0     0       47,350
IDEXX Laboratories         Common
                           Stocks  45168D104    869,341.20    25,140    25,140    0      0                   0     0       25,140
Integra Lifesciences       Common
                           Stocks  457985208    882,627.60    35,705    35,705    0      0                   0     0       35,705
Intuitive Surgical         Common
                           Stocks  46120E602 29,745,739.64   311,931   311,931    0      0             112,984     0      198,947
Kendle International       Common
                           Stocks  48880L107    995,390.40    47,490    47,490    0      0                   0     0       47,490
ManTech International      Common
                           Stocks  564563104    595,608.50    14,215    14,215    0      0                   0     0       14,215
MasterCard                 Common
                           Stocks  57636Q104 29,063,976.56   173,537   173,537    0      0              65,535     0      108,002
McAfree                    Common
                           Stocks  579064106     1,119,570    33,420    33,420    0      0                   0     0       33,420
McDonald's Corp            Common
                           Stocks  580135101  4,242,271.80    77,740    77,740    0      0              32,500     0       45,240
Monsanto                   Common
                           Stocks  61166W101 81,151,470.70   976,552   976,552    0      0             373,062     0      603,490
National Instruments       Common
                           Stocks  636518102    297,560.75    15,955    15,955    0      0                   0     0       15,955
Neogen Corp                Common
                           Stocks  640491106    604,036.10    27,670    27,670    0      0                   0     0       27,670
Nestle SA                  ADR     641069406 37,813,318.85 1,126,166 1,126,166    0      0             429,084     0      697,082
NetApp Inc.                Common
                           Stocks  64110D104  1,069,296.20    72,055    72,055    0      0                   0     0       72,055
Northern Trust             Common
                           Stocks  665859104 29,792,453.26   498,035   498,035    0      0             190,512     0      307,523
Novo Nordisk A/S           ADR     670100205 42,151,293.90   878,518   878,518    0      0             349,503     0      529,015
Nuance Communications      Common
                           Stocks  67020Y100  1,105,354.80   101,970   101,970    0      0                   0     0      101,970
Parexel International      Common
                           Stocks  699462107    805,546.70    82,790    82,790    0      0                   0     0       82,790
PepsiCo                    Common
                           Stocks  713448108 28,048,259.68   544,838   544,838    0      0             213,057     0      331,781
Pharmaceutical Product
 Development               Common
                           Stocks  717124101 31,128,277.64 1,312,322 1,312,322    0      0             486,980     0      825,342
Procter & Gamble           Common
                           Stocks  742718109  3,906,350.95    82,955    82,955    0      0              33,400     0       49,555
Qualcomm                   Common
                           Stocks  747525103 39,238,945.40 1,008,454 1,008,454    0      0             381,369     0      627,085
Research In Motion Limited Common
                           Stocks  760975102 26,017,229.90   603,508   603,508    0      0             227,598     0      375,910
SEI Investments            Common
                           Stocks  784117103 37,725,139.62 3,089,692 3,089,692    0      0           1,138,275     0    1,951,417
St. Jude Medical           Common
                           Stocks  790849103 17,036,881.45   468,948   468,948    0      0             170,248     0      298,700
Stanley Inc                Common
                           Stocks  854532108    315,216.85    12,415    12,415    0      0                   0     0       12,415
Strayer Education Inc.     Common
                           Stocks  863236105    892,335.07     4,961     4,961    0      0                   0     0        4,961
Stryker                    Common
                           Stocks  863667101 40,240,011.44 1,182,139 1,182,139    0      0             446,598     0      735,541
UTI Worldwide              Common
                           Stocks  G87210103    640,161.50    53,570    53,570    0      0                   0     0       53,570
Varian Medical Systems     Common
                           Stocks  92220P105 25,292,778.12   830,906   830,906    0      0             300,316     0      530,590
Visa Inc.                  Common
                           Stocks  92826C839 36,297,681.40   652,836   652,836    0      0             247,166     0      405,670
Western Union              Common
                           Stocks  959802109 37,593,626.73 2,990,742 2,990,742    0      0           1,104,247     0    1,886,495
Zoll Medical               Common
                           Stocks  989922109    875,313.80    60,955    60,955    0      0                   0     0    4,772,020

  COLUMN TOTAL$                           1,191,143,787.85